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                        SUPPLEMENT DATED JANUARY 5, 2007
                                       TO
        THE HARTFORD MUTUAL FUNDS II, INC. PROSPECTUS DATED MARCH 1, 2006
 WITH RESPECT TO CLASS E, CLASS H, CLASS L, CLASS M, CLASS N AND CLASS Z SHARES
                OF EACH OF THE FUNDS LISTED BELOW (THE "FUNDS")

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
THE HARTFORD GROWTH FUND                          THE HARTFORD TAX-FREE NATIONAL FUND
THE HARTFORD GROWTH OPPORTUNITIES FUND            THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
THE HARTFORD SMALLCAP GROWTH FUND                 THE HARTFORD VALUE OPPORTUNITIES FUND
THE HARTFORD TAX-FREE MINNESOTA FUND


SHARE RECLASSIFICATIONS At a Special Meeting of Shareholders (the "Meeting") held on December 19, 2006, shareholders approved the reclassification of Class E shares and Class Z shares of the following Funds as Class Y shares of each Fund, respectively: The Hartford Growth Opportunities Fund (Class Z); The Hartford Tax-Free Minnesota Fund (Class E); The Hartford Tax-Free National Fund (Class
E); and The Hartford U.S. Government Securities Fund (Class E). Shareholders also approved the reclassification of Class H shares, Class M shares and Class N shares of the following Funds as Class L shares of each Fund, respectively: The Hartford Growth Fund (Classes M and N); The Hartford Growth Opportunities Fund (Classes M and N); The Hartford SmallCap Growth Fund (Class N); The Hartford Tax-Free Minnesota Fund (Classes H, M and N); The Hartford Tax-Free National Fund (Classes H, M and N); The Hartford U.S. Government Securities Fund (Classes H, M and N); and The Hartford Value Opportunities Fund (Classes H, M and N).

The Meeting was adjourned until January 16, 2007, with respect to proposals to reclassify Class H and M shares of the following Funds as Class L shares of each Fund, respectively: The Hartford Growth Fund (Class H); The Hartford Growth Opportunities Fund (Class H); and The Hartford SmallCap Growth Fund (Classes H and M) (collectively, the "Outstanding Proposals").

It is expected that the reclassification of Class E shares, Class N shares and Class Z shares will occur on or about February 12, 2007. If the Outstanding Proposals are approved on January 16, 2007, it is also expected that the reclassification of Class H shares and Class M shares of each Fund will occur on or about February 12, 2007. In the event that an Outstanding Proposal relating to Class H shares and/or the Outstanding Proposal relating to Class M shares, respectively, is not approved on January 16, 2007, the Board of Directors of Hartford Mutual Funds II, Inc. will determine the action to be taken with respect to the approved reclassifications of Class H shares and/or Class M shares, respectively, and such Outstanding Proposal(s).

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.